Income Taxes - Schedule of Income Tax Provision (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Federal, Current
Federal, Deferred	(2,253,000)	1,385,000
State and local, Current
State and local, Deferred	(537,000)	(94,000)
Income tax provision (benefit) before change in valuation allowance	(2,790,000)	1,291,000
Change in valuation allowance	2,790,000	(1,291,000)
Income tax provision (benefit)